Shareholder Fees - Oak Harvest Long/Short Hedged Equity Fund - Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	Dec. 23, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%